COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Aug. 20, 2021	May 17, 2021	Mar. 29, 2021	Jul. 29, 2020	Mar. 29, 2020	Sep. 13, 2017	Aug. 22, 2017	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Subsidiary, Sale of Stock [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent										10.40%
Operating Lease, Weighted Average Remaining Lease Term										41 months
Operating Lease, Right-of-Use Asset								$ 1,562,617		$ 1,533,010	$ 490,984
Operating Lease, Liability								1,556,815		1,527,286	490,983
Operating Lease, Expense								140,516	$ 20,623	147,000	353,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture									$ 819,309	2,359,401	$ 5,900
Stock Issued During Period, Shares, New Issues	82,500										123,000
Accrued Liabilities								$ 833,250
Operating Lease [Member]
Subsidiary, Sale of Stock [Line Items]
Operating Lease, Right-of-Use Asset										1,527,286
Operating Lease, Liability										$ 1,527,967
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share								$ 13.00		$ 13.00
Jed Kaplan [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold					$ 4,000
Cash bonus				$ 75,000						$ 216,625
Interest Payable, Current										$ 75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold				$ 5,000
Impairment of cost method investment				15,000
Cash bonus				$ 50,000
Initial term				one-year term
Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture										250,000
Number of common stock shares issuance directors										17,125
Mr. Franklin [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment of cost method investment				250,000
Cash bonus				$ 75,000						$ 216,625
Interest Payable, Current										75,000
Due to Related Parties, Current								$ 35,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold				$ 12,500
Impairment of cost method investment				6,250
Cash bonus				$ 50,000
Employee and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Interest Payable, Current										166,675
Stock Issued During Period, Shares, Issued for Services				192,000
MrKaplan [Member]
Subsidiary, Sale of Stock [Line Items]
Due to Related Parties, Current								35,000
Chief Financial Officer [Member] | Hennessey Employment Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 140,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		5,000
Maximum Quarterly Bonus Amount		$ 12,500
Employment Agreement, Description		Ms. Hennessey will also receive (i) 5,000 shares of common stock upon filing of the 2021 Annual Report on Form 10-K, if completed before July 31, 2021, and (ii) 5,000 shares of common stock upon completion of an uplisting to a national exchange, such as The Nasdaq Stock Market or the NYSE American.
Ms Hennessey [Member]
Subsidiary, Sale of Stock [Line Items]
Accrued Equity Grant								5,000
Chief Executive Officer [Member] | Franklin Employment Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 250,000
Maximum Quarterly Bonus Amount			$ 15,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction								$ 100		$ 100
Sale of Stock, Number of Shares Issued in Transaction							625,000	250,000		250,000
Options Exercisable Per Unit										$ 11.50
Sale of Stock, Price Per Share							$ 80.00
Options Exercisable Share Price								$ 11.50
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						25,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction								$ 2,990,000		$ 2,990,000
Sale of Stock, Number of Shares Issued in Transaction								260,000		260,000